Other disclosures - Fee to statutory auditors - Fee to statutory auditors (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional information [abstract]
Statutory audit	kr 43	kr 35	kr 30
Audit-related services	6	5	3
Tax advisory services	10	9	8
Other services	6	13	18
Total fees to statutory auditors	kr 65	62	kr 59
Auditor's remuneration, statutory fees		kr 5